Document and Entity Information	Dec. 04, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 04, 2019
Entity Registrant Name	SEMTECH CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-06395
Entity Tax Identification Number	95-2119684
Entity Address, Address Line One	200 Flynn Road
Entity Address, City or Town	Camarillo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93012-8790
City Area Code	805
Local Phone Number	498-2111
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000088941
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SMTC
Security Exchange Name	NASDAQ